Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 823	$ 419
Accounts payable	2,364	1,523
Deferred revenue	7,328	5,895
Accrued expenses and other current liabilities	26,071	14,690
Income tax payable	7,481	5,215
Forward contract		2,465
Deferred tax liability-non-current	1,345	473
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	460,000,000	460,000,000
Ordinary shares, shares issued	195,837,580	195,802,580
Ordinary shares, shares outstanding	191,473,716	188,632,684
Consolidated Variable Interest Entities Without Recourse To The Parent Company [Member]
Accounts payable	2,358	1,523
Deferred revenue	5,567	3,730
Accrued expenses and other current liabilities	23,944	13,907
Income tax payable	7,394	5,168
Forward contract
Deferred tax liability-non-current	$ 1,191	$ 473